Supplementary Financial Statements Information - Marketable Securities (Schedule of summarizes estimated fair value and gross unrealized holding losses of marketable securities) (Details) - USD ($)
$ in Thousands
	Jun. 30, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
In Unrealized Loss Position For Less Than 12 Months, Fair Value	$ 3,340	$ 34,083
In Unrealized Loss Position For Less Than 12 Months, Gross Unrealized Loss	(16)	(306)
Corporate bonds [Member]
Marketable Securities [Line Items]
In Unrealized Loss Position For Less Than 12 Months, Fair Value	3,340	34,083
In Unrealized Loss Position For Less Than 12 Months, Gross Unrealized Loss	$ (16)	$ (306)